Stable Coins – Restricted (Details) - 6 months ended Jun. 30, 2026	HKD ($)	USD ($)
Crypto Asset [Roll Forward]
Digital assets - restricted, Balance at December 31, 2025 (Audited)	$ 140,283,000
Option premium income	8,139,300
Digital assets - restricted, Balance at June 30, 2026 (Unaudited)	0	$ 0
Stable coins
Crypto Asset [Roll Forward]
Digital assets - restricted, Balance at December 31, 2025 (Audited)	0
Transfer from stable coins	204,742,200
Release to stable coins	(133,380,000)
Exercise of a derivative contract	(75,660,000)
Option premium income	4,297,800
Digital assets - restricted, Balance at June 30, 2026 (Unaudited)	$ 0	$ 0